Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses and other current liabilities
The following is a table summarizing the components the components of our accrued expenses and other current liabilities as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Accrued expenses to related party port agents	$2,116	$2,152
Accrued expense to a related party insurance broker	1,380	79
Fowe Eco Solutions Ltd. (FOWE)	24	85
Scorpio Services Holding Limited (SSH)	—	452
Scorpio Ship Management S.A.M. (SSM)	—	298
Scorpio MR Pool Limited	—	50
Scorpio Commercial Management S.A.M. (SCM)	—	15
Accrued expenses to related parties	3,520	3,131

Accrued short-term employee benefits	27,898	34,183
Suppliers	17,096	22,113
Deferred income	8,701	10,686
Accrued interest	8,394	3,478
	$65,609	$73,591